Employee Benefit Expense (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefit Expense [Abstract]
Schedule of Employee Benefit Expense
	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$
Wages and salaries	2,873,660	3,172,983	2,820,623
Defined contribution plans	245,296	203,622	242,319
Share-based compensation awards	970,024	61,210	6,651,698
Directors’ fees	1,289,836	3,357,992	7,612,763
Other short-term benefits	18,667	15,590	17,942
Total	5,397,483	6,811,397	17,345,345

Included in the employee benefit expenses is remuneration and benefits to key management personnel of the Company (including the remuneration and benefits of certain executive directors).

	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$
Wages and salaries	710,111	839,309	1,256,845
Defined contribution plans	75,120	77,977	227,793
Share-based compensation awards*	875,574	61,210	6,651,698
Directors’ fees	1,294,639	1,925,558	7,612,763
Other short-term benefits	2,020	1,863	9,243
Total	2,957,464	2,905,917	15,758,342

*	Share-based compensation awards consist primarily of Employee Share Option Plan (“ESOP”) and share-based compensation to director and management.